TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 1998
(Unaudited)

                                              PRINCIPAL
                                               AMOUNT
ISSUER                                     (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 1.8%
--------------------------------------------------------------------------------

Dallas, Texas,
  3.50% due 4/07/98                             $ 3,806           $  3,806,000
Houston, Texas,
  Airport System Revenue,
  AMT, 3.60% due 6/08/98                          3,000              3,000,000
Venango, Pennsylvania,
  3.65% due 4/06/98                               1,300              1,300,000
Venango, Pennsylvania,
  Industrial Development
  Revenue,
  3.65% due 4/06/98                               2,000              2,000,000
                                                                  ------------
                                                                    10,106,000
                                                                  ------------
GENERAL OBLIGATION BONDS
AND NOTES -- 6.0%
--------------------------------------------------------------------------------
California School Cash
  Reserve Notes,
  4.75% due 7/02/98                               4,000              4,011,578
Chicago, Illinois,
  3.55% due 10/29/98                              3,900              3,900,000
Chicago, Illinois,
  3.55% due 2/04/99                               3,000              3,000,000
Joshua, Texas Independent
  School District,
  6.125% due 2/15/99                              4,710              4,822,329
State of Utah General
  Obligations,
  3.10% due 3/10/98                               2,000              2,000,000
State of Utah General
  Obligations,
  3.30% due 3/11/98                               2,750              2,750,000
 State of Utah General
  Obligations, AMT,
  3.61% due 7/01/22                               3,330              3,330,000
Texas State,
  3.50% due 4/01/20                               9,440              9,440,100
                                                                  ------------
                                                                    33,254,007
                                                                  ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
  BONDS AND NOTES (PUTS) -- 18.7%
--------------------------------------------------------------------------------
Alabama State,
  5.70% due 3/01/98    1,000  1,000,000
Anchorage, Alaska,
  6.80% due 7/01/98                               1,000              1,009,773
Chicago, Illinois, Metropolitan
  Water Reclamation District,
  7.25% due 1/01/99                               1,200              1,234,314
Clackmas County, Oregon,
  Hospital Facilities Authority,
  3.75 % due 4/01/98                              3,200              3,199,967
Clark County, Kentucky,
  Pollution Control Revenue,
  3.70% due 4/15/98                               2,400              2,400,000
Fort Smith, Arizona,
  Sales and Use Tax,
  4.00% due 12/01/98                                480                480,000
Hawaii State Department
  of Budget and Finance
  Revenue,
  3.75% due 3/01/98                               4,100              4,100,000
Kentucky Assets and Liabilities,
  3.55% due 6/04/98                               3,000              3,000,000
Lower Colorado River
  Authority,
  3.45% due 5/21/98                               3,300              3,300,000
Maryland State Department
  of Transportation
  Construction,
  6.375% due 11/01/98                             2,000              2,036,910
Michigan State, Michigan,
  4.50% due 9/30/98                               2,500              2,511,260
Michigan State,
  Housing Development
  Authority, AMT,
  3.625% due 3/09/98                              4,000              4,000,000
Milwaukee, Wisconsin, Metro
  Sewer District,
  6.50% due 10/01/98                              1,000              1,016,422
Minnesota Water Pollution
  Control Revenue,
  5.00% due 3/01/99                               2,170              2,199,584
Nashville, Tennessee, Health
  and Educational Facilities,
  3.75% due 1/15/99                               4,000              4,000,000
New Berlin, Wisconsin,
  4.50% due 12/01/98                              1,105              1,111,019
Nevada State,
  9.70% due 5/01/98                               2,800              2,827,208
Newport News, Virginia,
  6.875 % due 12/01/98                            1,700              1,778,744
Oklahoma State Water
  Resource Board State
  Loan Revenue,
  3.75% due 3/02/98                              12,700             12,700,000
Ohio State Public Facilities
  Authority,
  4.50% due 11/01/98                              5,000              5,029,188
Ohio State Public Facilities
  Authority,
  5.00% due 11/01/98                              1,000              1,008,438
Port Seattle, Washington,
  4.60% due 4/01/98                               1,000              1,000,669
Reno, Nevada,
  Hospital Revenue,
  7.10% due 7/01/98                                 500                505,479
Rhode Island State
  Resource Recovery,
  4.25% due 7/31/98                               1,000              1,001,195
San Antonio, Texas
  6.20% due 2/01/99                               2,000              2,046,896
San Antonio, Texas
  7.00% due 2/01/99                               2,000              2,060,905
Scottsdale, Arizona,
  Water and Sewer Revenue,
  7.25% due 7/01/98                                 425                429,463
Sikeston, Missouri,
  Electric Revenue Authority,
  3.60% due 6/17/98                              10,098             10,098,000
South Dakota Education
  Loans Inc., AMT,
  3.70% due 5/06/98                               5,000              5,000,000
Texas State,
  8.10% due 6/01/98                               1,000              1,010,471
Texas State,
  3.60 % due 6/17/98                              4,950              4,950,000
Utah State Building
  Ownership Authority,
  7.50% due 8/15/98                               1,000              1,017,108
Virginia State,
  5.80% due 5/15/98                               1,165              1,169,874
Virginia State,
  6.60% due 6/01/98                               1,800              1,848,030
Washington State,
  Housing Finance
  Community, AMT,
  3.90% due 12/15/98                              1,000              1,000,000
Wichita, Kansas,
  4.25% due 8/27/98                               4,000              4,011,580
York County, South Carolina,
  Pollution Control,
  3.70% due 3/15/98                               5,900              5,899,982
                                                                  ------------
                                                                   102,992,479
                                                                  ------------
REVENUE, TAX, BOND AND TAX
REVENUE ANTICIPATION NOTES--17.7%
--------------------------------------------------------------------------------
Butts County, Georgia,
  School District,
  3.85% due 9/01/98                               1,390              1,390,000
Charlotte, North Carolina,
  5.50% due 5/01/98                               1,000              1,002,903
Charlotte, North Carolina,
  Certificates of Participation,
  4.00% due 9/01/98                               1,000              1,002,201
Chicago, Illinois, Public Building
  Commercial Revenue,
  7.75% due 1/01/99                               1,530              1,608,341
Colorado Springs, Colorado,
  Utilities Revenue,
  5.40% due 11/15/98                              1,315              1,330,817
East Stroudsburg, Pennsylvania,
  4.50% due 11/15/98                              1,000              1,005,950
Fairfax County, Virginia,
  5.375% due 4/01/98                              3,750              3,755,493
Fairfax County, Virginia,
  5.90% due 4/01/98                                 830                831,465
Fairfax County, Virginia,
  5.00% due 6/01/98                               2,000              2,006,131
Georgia State,
  5.80% due 3/01/98                               1,980              1,980,000
Hamilton, Ohio,
  Electric System Revenue,
  8.00% due 10/15/98                                400                418,497
Harris County, Texas,
  7.50% due 3/01/98                               1,000              1,000,000
Honolulu, Hawaii,
  6.00% due 4/01/98                               1,000              1,001,771
Houston, Texas,
  6.50% due 2/01/99                               1,000              1,026,163
Idaho State, Tax Anticipation Notes,
  4.625% due 6/30/98                              1,500              1,503,536
Inland, Florida,
  Protection Financing Corp.,
  3.55% due 6/12/98                               4,320              4,320,000
Inland, Florida,
  Protn. Financing Corp.,
  4.00% due 7/01/98                               4,000              4,006,396
Iowa State School Cash
  Anticipation Program,
  4.50% due 6/26/98                               3,000              3,006,426
Iowa State School Cash
  Anticipation Program,
  4.25% due 1/28/99                               5,970              6,005,688
Jonesboro, Arkansas,
  Sale and Use Tax,
  3.80% due 5/15/98                               4,000              4,000,000
Jonesboro, Arkansas, Sale
  and Use Tax,
  3.90% due 11/15/98                              1,000              1,000,000
Lafayette, Louisiana,
  Public Import Sales Tax,
  8.00% due 3/01/98                               2,000              2,040,000
Louisiana Public Facilities
  Authority,
  4.40% due 12/10/98                              4,000              4,017,011
Maine State,
  4.00% due 6/29/98                               3,000              3,004,888
Maine State,
  4.50% due 7/01/98                               2,000              2,004,893
Massachusetts State Health
  and Educational Facilities,
  7.75% due 6/01/98                                 725                746,199
Mecklenburg County,
  North Carolina,
  6.20% due 1/01/99                               1,000              1,021,128
Minnesota State,
  6.80% due 8/01/98                               2,000              2,027,581
Montana State,
  Tax and Revenue
  Anticipation Notes,
  4.25% due 6/30/98                               1,000              1,002,436
Montana State, Tax and
  Revenue Anticipation
  Notes, 4.50% due 6/30/98                        3,000              3,006,529
New Mexico State,
  4.50% due 6/30/98                               1,750              1,755,220
New Mexico State Severance
  Tax, 5.375% due 7/01/98                         4,800              4,829,517
Rio Grande City, Texas,
  Construction Industrial
  Development,
  4.50% due 8/15/98                                 435                435,974
Salem, Ohio, City School
  District, Bond Anticipation
  Notes, 4.00% due 3/05/98                        1,350              1,350,010
St. Joseph County, Indiana,
  Hospital Revenue,
  4.25% due 8/15/98                               1,565              1,569,563
Texas State,
  7.20% due 8/01/98                               1,000              1,014,843
Texas State, Tax and Revenue
  Anticipation Notes,
  4.75% due 8/31/98                               5,300              5,328,651
University of Missouri,
  4.25% due 6/30/98                               7,000              7,014,946
Virginia State Transportation
  Board Revenue,
  7.80% due 3/01/98                               1,315              1,341,300
Virginia State Transportation
  Board Revenue,
  6.00% due 5/15/98                               2,370              2,427,441
Wake County, North Carolina,
  4.40% due 3/01/98                                 150                150,000
Washington State,
  4.20% due 8/01/98                               3,000              3,005,420
Washington Suburban
  Sanitation District,
  7.00% due 12/01/98                              2,500              2,582,942
Western Minnesota
  Municipal Power Agency
  Supply, 10.25% due 1/01/99                        600                631,684
Wisconsin State,
  6.20% due 5/01/98                               1,000              1,003,904
Wisconsin State,
  7.10% due 5/01/98                                 590                598,922
                                                                  ------------
                                                                    97,112,780
                                                                  ------------
VARIABLE RATE DEMAND NOTES* -- 55.0%
--------------------------------------------------------------------------------
Alexandria, Virginia, Industrial
  Development Authority,
  due 7/01/26                                     1,400              1,400,000
Arapahoe County, Colorado,
  Revenue Authority,
  due 7/01/07                                     2,125              2,125,000
Beloit, Kansas, Industrial
  Development Authority,
  due 12/01/16                                    4,000              4,000,000
Bexar County, Texas, Health
  Facilities Development,
  due 7/11/11                                       960                960,000
Bexar County, Texas, Housing
  Finance Authority,
  due 9/15/26                                     1,900              1,900,000
Capital Projects Financial
  Authority Revenue,
  due 8/01/17                                     1,700              1,700,000
Capital Projects Financial
  Authority Revenue,
  due 7/01/27                                     3,300              3,300,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                                     1,750              1,750,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, due 4/01/07                            2,000              2,000,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, AMT,
  due 9/01/30                                     2,000              2,000,000
Cherokee County, South
  Carolina, Industrial Revenue,
  AMT, due 8/01/19                                  200                200,000
Chicago, Illinois, Industrial
  Development Revenue,
  due 8/01/09                                     2,500              2,500,000
Clarksville, Tennessee,
  Public Building Authority,
  due 10/01/25                                    1,000              1,000,000
Clayton County, Georgia,
  Housing Authority,
  due 1/01/21                                       865                865,000
Clipper Tax Exempt Trust,
  AMT, due 3/01/15                                3,400              3,400,000
Clipper Tax Exempt Trust,
  AMT, due 3/01/16                                3,500              3,500,000
Colorado Housing Finance
  Authority, due 2/15/28                          2,000              2,000,000
Columbus, Georgia,
  Housing Authority Revenue,
  due 11/01/17                                      850                850,000
Columbus, Indiana,
  Economic Development
  Revenue, AMT,
  due 1/01/00                                     1,040              1,040,000
Connecticut State, Housing
  Finance Authority,
  due 5/15/18                                       500                500,000
Crossett, Arizona,
  Pollution Control Revenue,
  due10/01/98                                     3,500              3,500,000
Dauphin County, Pennsylvania,
  General Authority Revenue,
  due 10/01/27                                    5,000              5,000,000
De Kalb County, Georgia,
  Multifamily Housing Revenue,
  due 6/01/25                                     4,300              4,300,000
Director State, Nevada,
  Department Of Business,
  AMT, due 8/01/20                                  955                955,000
District of Columbia, Revenue,
  due 10/01/15                                      500                500,000
East Baton Rouge, Louisiana,
  Pollution Control Revenue,
  due 10/01/99                                    2,200              2,200,000
Effingham County, Georgia,
  Development Authority,
  due 4/01/37                                       400                400,000
Eloy, Arizona, Industrial
  Development Authority
  Revenue, AMT,
  due 8/01/20                                     1,000              1,000,000
Farmington, New Mexico,
  Pollution Control Revenue,
  due 6/01/23                                    10,995             10,995,000
Fayetteville, Arkansas,
  Industrial Development,
  AMT, due 12/01/04                               1,100              1,100,000
Forsyth County, Georgia,
  Industrial Development
  Revenue, due 1/01/07                            2,000              2,000,000
Fort Wayne, Indiana,
  Economic Development
  Revenue, due 12/01/03                           1,000              1,000,000
Fort Wayne, Indiana,
  Hospital Authority Revenue,
  due 1/01/16                                     1,000              1,000,000
Fox Lake, Wisconsin,
  Redevelopment Authority
  Revenue, AMT,
  due 6/01/09                                     1,760              1,760,000
Fulton County, Georgia,
  Development Authority,
  due 12/01/12                                    5,000              5,000,000
Fulton County, Georgia,
  Development Authority
  Revenue, due 2/01/18                            2,000              2,000,000
Fulton County, Georgia,
  Industrial Development
  Authority, AMT,
  due 6/01/27                                       500                500,000
Gage County, Nevada,
  Industrial Development
  Revenue, AMT,
  due 10/10/17                                    1,000              1,000,000
Georgia State Hospital
  Finance Authority Revenue,
  due 3/01/01                                     2,748              2,748,000
Germantown, Wisconsin,
  Industrial Development
  Authority, due 8/01/11                            955                955,000
Gila County, Arizona, Industrial
  Development Authority,
  due 11/01/25                                    1,800              1,800,000
Gordon County, Georgia,
  Industrial Development
  Authority Revenue,
  due 8/01/17                                     1,000              1,000,000
Grant Parish, Louisiana,
  Industrial Development
  Revenue, AMT,
  due 10/01/21                                    1,000              1,000,000
Green River, Wyoming,
  Pollution Control Revenue,
  AMT, due 10/01/18                                 400                400,000
Gulf Coast, Texas, Industrial
  Development Authority,
  AMT, due 5/01/24                                  300                300,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 6/01/05                            1,500              1,500,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 3/01/17                            1,000              1,000,000
Harris County, Texas, Health
  Facilities Development,
  due 2/15/27                                     2,200              2,200,000
Houston, Texas, Water and
  Sewer Revenue,
  due 12/01/25                                    3,535              3,535,000
Illinois Health Facilities
  Authority Revenue,
  due 5/01/11                                     2,700              2,700,000
Illinois Development,
  due 11/01/17                                    2,725              2,725,000
Jackson, Mississippi, Industrial
  Development Revenue,
  due 12/01/15                                    2,650              2,650,000
Jackson County, Mississippi,
  Pollution Control Revenue,
  due 6/01/23                                     1,200              1,200,000
Jefferson Parish, Louisiana,
  Hospital District 2,
  due 12/01/15                                    2,700              2,700,000
Kentucky State Turnpike
  Authority Resource
  Recovery, due 7/01/98                           6,000              6,000,000
Kohler, Wisconsin, Industrial
  Sewer Facilities, AMT,
  due 9/01/17                                     4,000              4,000,000
Louisa County, Virginia,
  Industrial Development
  Authority, due 1/01/20                            900                900,000
Macon, Trust Receipts Pooled
  Certificates, due 10/01/32                      5,000              5,000,000
Macon, Trust Receipts Pooled
  Variable Rate, AMT,
  due 2/05/30                                     2,695              2,695,000
Macon, Trust Receipts Pooled
  Variable Rate, AMT,
  due 12/15/30                                      700                700,000
Madison, Wisconsin,
  Community Development
  Authority, due 6/01/22                          1,125              1,125,000
Mason County, Kentucky,
  Pollution Control,
  due 10/15/14                                    2,950              2,950,000
Massachusetts State Turnpike
  Authority, due 1/01/17                         10,800             10,800,000
Mississippi Home Corporation,
  Single Family, due 11/01/29                     3,305              3,305,000
Mississippi Home Corporation,
  Single Family, AMT,
  due 6/01/28                                     3,500              3,500,000
Moorhead, Minnesota, Solid
  Waste Disposal, AMT,
  due 4/01/12                                     3,000              3,000,000
Morgan Keegan Municipal
  Productions, AMT
  due 12/03/98                                    3,000              3,000,000
Morgan Keegan Municipal
  Trust Receipts, AMT
  due 5/01/29                                     2,900              2,900,000
Morgan Keegan Municipal
  Trust Receipts, AMT
  due 5/01/30                                       800                800,000
Morton, Illinois, Industrial
  Development, AMT,
  due 4/01/16                                       970                970,000
Murray County, Georgia,
  Development Revenue,
  AMT, due 9/01/17                                1,000              1,000,000
Nash County, North Carolina,
  due 12/01/14                                    1,000              1,000,000
Nashville, Tennessee,
  due 5/15/25                                     6,450              6,450,000
New Hampshire State
  Industrial Development
  Authority, AMT,
  due 1/01/18                                     1,325              1,325,000
New Hampshire Highway,
  Educational and Health
  Facilities, due 6/01/23                         5,945              5,945,000
New Hanover County, North
  Carolina, due 3/01/14                           2,250              2,250,000
New Jersey Economic
  Development Authority,
  AMT, due 12/15/98                               6,000              6,000,000
New York State Medical Care
  Facilities Finance Authority,
  due 8/15/22                                     4,400              4,400,000
New York State Thruway
  Authority, General Revenue,
  due 1/01/27                                       700                700,000
North Carolina Medical Care
  Hospital Authority,
  due 10/01/13                                      200                200,000
North Little Rock, Arkansas,
  Health Facilities,
  due 12/01/21                                    8,400              8,400,000
Oak Creek, Wisconsin,
  Industrial Development
  Authority, due 12/01/07                         1,700              1,700,000
Ohio Housing Finance Agency
  Revenue, AMT,
  due 3/01/99                                     6,000              6,000,000
Orange County, Florida,
  Industrial Development
  Authority, due 1/01/11                            450                450,000
Ossian, Indiana, Economic
  Development Revenue,
  AMT, due 12/01/23                                 200                200,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                                     1,440              1,440,000
Person County, North
  Carolina, Pollution Control
  Authority, due 11/01/19                         3,000              3,000,000
Philadelphia, Pennsylvania,
  Airport Revenue,
  due 6/15/10                                     3,915              3,915,000
Port Arthur, Texas, Navigation
  District, due 10/01/24                            300                300,000
Puttable Floating Option Tax
  Exempt, due 10/01/32                           17,185             17,185,000
Regional Transportation
  District of Co.,
  due 12/01/17                                    5,000              5,000,000
Rhode Island State Industrial
  Facilities Corp.,
  due 11/01/05                                    4,240              4,240,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 6/01/05                                     4,400              4,400,000
Roswell, Georgia, Multifamily
  Housing Authority,
  due 8/01/27                                     2,500              2,500,000
Rutherford County, Tennessee,
  Industrial Development,
  AMT, due 12/01/03                               1,500              1,500,000
Saline County, Nebraska,
  Industrial Development
  Revenue, AMT,
  due 10/01/11                                    1,000              1,000,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04                                       600                600,000
Seattle, Washington, Municipal
  Lighting and Power Revenue,
  due 11/01/18                                      900                900,000
Sevier County, Tennessee, Public
  Building Authority,
  due 6/01/17                                     1,500              1,500,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/21                                     4,000              4,000,000
Shelby County, Tennessee,
  due 12/01/10                                   11,725             11,725,000
South Carolina Jobs
  Economic Development,
  due 4/01/17                                       700                700,000
Southeastern Oklahoma
  Industrial Development
  Authority, due 6/01/16                          3,400              3,400,000
St. Charles County, Missouri,
  Industrial Development
  Authority, due 12/01/07                         1,000              1,000,000
St. Charles Parish, Louisiana,
  Pollution Revenue,
  due 3/01/24                                     2,400              2,400,000
Tarrant County,Texas, Health
  Facilities Development,
  due 2/15/17                                     6,300              6,300,000
Tarrant County,Texas, Health
  Facilities Development,
  due 11/15/26                                      980                980,000
Texas State, Department of
  Housing and Community,
  due 3/01/17                                     1,995              1,995,000
Texas State, Turnpike Authority,
  due 1/01/23                                     3,000              3,000,000
Thornton, Colorado, Industrial
  Development Revenue,
  due 12/15/99                                    1,000              1,000,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                                     1,065              1,065,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/01/11                               1,000              1,000,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/11/11                               1,000              1,000,000
Uinta County, Wyoming,
  Pollution Control Revenue,
  due 12/01/22                                      700                700,000
Utah State Board of Regents,
  due 11/01/25                                      900                900,000
Utah State Board of Regents,
  AMT, due 11/01/31                                 500                500,000
Vermont Industrial
  Development Authority,
  AMT, due 12/01/11                                 800                800,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/00                                    1,050              1,050,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/02                                    1,080              1,080,000
Washington State Health Care
  Facilities Revenue,
  due 10/01/05                                      500                500,000
Washington State Health Care
  Facilities Revenue,
  due 1/01/23                                       200                200,000
Whitfield County, Georgia,
  Development Authority
  Revenue, AMT,
  due 11/01/17                                    1,000              1,000,000
Winchester, Kentucky, Industrial
  Building, due 10/01/18                          1,700              1,700,000
                                                                  ------------
                                                                   302,753,000
                                                                  ------------
TOTAL INVESTMENTS AT
   AMORTIZED COST                                  99.2%           546,218,266
OTHER ASSETS, LESS
   LIABILITIES                                      0.8              4,134,878
                                                  -----           ------------
NET ASSETS                                        100.0%          $550,353,144
                                                  -----           ------------

AMT-Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 day's notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost and value (Note 1A)                  $546,218,266
Cash                                                                     101,330
Interest receivable                                                    5,146,006
--------------------------------------------------------------------------------
    Total assets                                                     551,465,602
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      1,007,075
Payable to affiliate--Investment Advisory fees (Note 2A)                  42,307
Accrued expenses and other liabilities                                    63,076
--------------------------------------------------------------------------------
    Total liabilities                                                  1,112,458
--------------------------------------------------------------------------------
Net Assets                                                           550,353,144
--------------------------------------------------------------------------------
REPRESENTED BY:
Capital paid-in for beneficial interests                            $550,353,144
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                          $9,402,995
--------------------------------------------------------------------------------

EXPENSES:
Investment Advisory fees (Note 2A)                  $ 503,609
Administrative fees (Note 2B)                         125,902
Custodian fees                                         94,671
Auditing fees                                          10,200
Trustee fees                                            6,631
Legal fees                                              5,480
Miscellaneous                                           8,787
--------------------------------------------------------------------------------

    Total expenses                                    755,280
Less aggregate amounts waived by Investment
  Advisor and Administrator (Notes 2A and 2B)        (373,406)
Less fees paid indirectly (Note 1D)                    (1,850)
--------------------------------------------------------------------------------
    NET EXPENSES                                                        380,024
--------------------------------------------------------------------------------
Net investment income                                                $9,022,971
NET REALIZED GAIN ON INVESTMENTS                                         10,547
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $9,033,518
--------------------------------------------------------------------------------

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS           SIX MONTHS ENDED
                                             FEBRUARY 28, 1998     YEAR ENDED
                                                (Unaudited)      AUGUST 31, 1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                            $9,022,971        $14,529,341
Net realized gain on investments                     10,547              4,286
--------------------------------------------------------------------------------
Increase in net assets from operations            9,033,518         14,533,627
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                     362,470,690        574,845,460
Value of withdrawals                           (304,780,838)      (477,920,393)
--------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                   57,689,852         96,925,067
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                       66,723,370        111,458,694
NET ASSETS:
Beginning of period                             483,629,774        372,171,080
--------------------------------------------------------------------------------
End of period                                  $550,353,144       $483,629,774
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                         SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                         FEBRUARY 28, 1998  ------------------------------------------------------------
                            (Unaudited)      1997          1996           1995         1994         1993
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
   (000's omitted)            $550,353      $483,630      $372,171      $394,222      $233,108     $277,593
Ratio of expenses to
   average net assets            0.15%+        0.19%         0.30%         0.32%         0.31%        0.31%
Ratio of net investment income to
   average net assets            3.57%+        3.46%         3.31%         3.55%         2.33%        2.35%
-----------------------------------------------------------------------------------------------------------

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets   0.30%+        0.31%         0.32%         0.32%         0.32%        0.33%
Net investment income
   to average net assets         3.42%+        3.35%         3.29%         3.55%         2.32%        2.32%
-----------------------------------------------------------------------------------------------------------

+ Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Portfolio's Administrator. Citibank, N.A. ("Citibank") acts as the Investment Adviser.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
   A. Investment Advisory Fee The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $503,609, of which $247,504 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. Administrative Fee Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $125,902, all of which was voluntarily waived for the six months ended February 28, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $859,113,045 and $815,200,804, respectively, for the six months ended February 28, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1998, for federal income tax purposes, amounted to $546,218,266.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Portfolio was $899. Since the line of credit was established, there have been no borrowings.